Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2021
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2020, and 2021, the land furniture and equipment are made up as follows:

			Foreign currency
	1/1/2020		translation		Additions		Disposals transfers	12/31/2020

Land	Ps.	302,323						Ps.	302,323
Furniture & equipment		110,620	Ps.	515	Ps.	5,927			117,062
Machinery & equipment		106,843		4,013		32,762			143,618
Computer equipment		52,973		931		17,667			71,571
Transport equipment		30,318		1,420		1,531			33,269
Improvements to leased
premises		59,158		569		3,723			63,450
Accumulated depreciation		(141,612)		(401)		(84,895)			(226,908)
	Ps.	520,623	Ps.	7,047	Ps.	(23,285)		Ps.	504,385

			Foreign currency
	1/1/2021		translation		Additions		Disposals transfers		12/31/2021

Land	Ps.	302,323		(35)			Ps.	(302,049)	Ps.	239
Furniture & equipment		117,062	Ps.	131	Ps.	6,201		(2,029)		121,365
Machinery & equipment		143,618		3,916		11,515				159,049
Computer equipment		71,571		2,303		12,806				86,680
Transport equipment		33,269		917		1,882				36,068
Improvements to leased
premises		63,450		1,943		19,268		(1,173)		83,488
Accumulated depreciation		(226,908)		757		(78,053)		1,905		(302,299)
	Ps.	504,385	Ps.	9,932	Ps.	(26,381)	Ps.	(303,346)	Ps.	184,590

The consolidated depreciation expense for 2019, 2020 and 2021 was Ps.66,284, Ps.84,895 and Ps.78,053, respectively. This includes the depreciation of Aerostar for Ps.54,524, Ps.72,474 and Ps.66,930 and the depreciation of Airplan for Ps.1,506, Ps.1,834 and Ps.909 for the years ended December 31, 2019, 2020 and 2021, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses.

The depreciation expense for 2020 and 2021 for the right-of-use assets for consolidated leasing was Ps.6,689 and Ps.6,467 in Mexico, there was no recognition of right-of-use assets for leasing in Aerostar and Airplan.

During the second quarter of 2021, FONATUR and the Company entered into an agreement to terminate the sales contract for the land of Huatulco, FONATUR paid the Company Ps.286,283 which was the price that the Company initially paid for the land. See Note 15c.

7.1)	Right-of-use assets of leasing assets

As of December 31, 2020 and 2021, right-of-use assets associated with property leases, amounted to Ps.9,513 and Ps.18,879, respectively, and the associated liability amounted to approximately Ps.17,260 and Ps.24,510 respectively, which are not significant.

Lease liabilities are measured at the present value of remaining lease payments, discounted at the interest rate of the lessee. The weighted average interest rates of the lessee applied to lease liabilities at January 1, 2021 were 9.2% and 9.7% for the new contracts of the year during 2021.

The Company has executed a contract for the lease of corporate offices and commercial vehicles. The general terms of the lease contracts are shown below:

Corporate offices in Mexico:

Separate contract including the following terms and conditions: i) 5-year term; ii) monthly lease payments of USD28 (Ps.573 approximately); iii) a security deposit equivalent to 2-month rent; iv) the monthly base rent will be increased annually after the first year of the contract, in line with the increase in the US National Consumer Price Index; and v) in the event of nonpayment of principal, default interest will accrue at the most recent interest rate in US dollars published by the Wall Street Journal, with the Prime Rate in US dollars plus ten basis points.

Lease of commercial vehicles in Mexico:

A framework contract, governs our lease of commercial vehicles in Mexico, with separate contracts by vehicle, which includes the following terms and conditions: i) minimum term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease agreements and service contracts for which lease assets were identified in accordance with IFRS 16 were not significant for the Company and they recognized each other within the Land, furniture and equipment, net. See Note 17.8.